Incentive Units (Tables)	6 Months Ended
Jun. 30, 2017
Compensation Related Costs [Abstract]
Schedule of Key Assumptions Used to Estimate Fair Value of Incentive Units

The fair value of the incentive units was estimated using a Monte Carlo simulation valuation model with the following key assumptions:

Incentive Unit Valuation As Of June 30, 2017
Expected life (years)	1.04 - 5.29
Expected volatility (range)	54.0% - 62.0%
Dividend yield	0.0%
Risk-free rate (range)	1.24% - 1.91%